Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 18, 2011
Document and Entity [Abstract]
Entity Registrant Name	GSP-2, INC.
Entity Central Index Key	0001497644
Amendment Flag	false
Document Type	S-1
Document Period End Date	Sep 30, 2011
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		13,800,000

Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 14,624,060	$ 12,867,137
Restricted cash	0	109
Accounts receivable	20,105,837	15,617,336
Advance payments to suppliers	13,668,130	0
Prepaid taxes	0	440,477
Inventories	14,942,455	6,510,886
Biological assets	323,464	0
Prepaid expenses and other assets	644,578	22,818
Total Current Assets	64,308,524	35,458,763
PROPERTY AND EQUIPMENT - net	12,777,530	8,786,661
OTHER ASSETS:
Loan receivable	0	6,049,790
Investment in related party company	156,206	0
Land use rights, net	12,977,904	2,674,006
Total Other Assets	13,134,110	8,723,796
Total Assets	90,220,164	52,969,220
CURRENT LIABILITIES:
Loans payable - current portion	15,620,607	0
Accounts payable	1,350,300	6,029,060
Facility and land use right payable	16,033,643	0
Advances from customers	12,258,470	7,957,658
Other Payable	270,147	94,620
Taxes Payable	675,911	0
Due to related parties	4,088,264	4,222,574
Total Current Liabilities	50,297,342	18,303,912
LOANS PAYABLE, net of current portion	0	1,512,447
Total Liabilities	50,297,342	19,816,359
SHAREHOLDERS' EQUITY:
Preferred stock ($0.001 par value; 10,000,000 shares authorized, none issued and outstanding	0	0
Common Stock ($0.001 par value, 100,000,000 shares authorized, 13,800,000 and 12,800,000 shares issued and outstanding at September 30, 2011 and December 31, 2010, respectively	13,800	12,800
Additional paid-in capital	8,731,420	5,658,339
Retained earnings	28,363,794	25,856,413
Statutory reserves	347,446	342,957
Accumulated other comprehensive income - foreign currency translation adjustment	2,466,364	1,282,352
Total Shareholders' Equity	39,922,824	33,152,861
Total Liabilities and Shareholders' Equity	$ 90,220,166	$ 52,969,220

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Prefered stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares Issued	13,800,000	12,800,000
Common Stock, Shares Outstanding	13,800,000	12,800,000

Consolidated Statements of Income and Comprehensive Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
REVENUES	$ 27,789,275	$ 3,854,803	$ 46,804,017	$ 44,218,895
COST OF REVENUES	25,979,766	3,779,021	42,430,937	39,431,508
GROSS PROFIT	1,809,509	75,782	4,373,080	4,787,387
OPERATING EXPENSES:
Selling	174,849	18,379	342,652	2,458,258
General and administrative	294,618	62,399	833,674	319,913
Total Operating Expenses	469,467	80,778	1,176,326	2,778,171
INCOME (LOSS) FROM OPERATIONS	1,340,042	(4,996)	3,196,754	2,009,216
OTHER INCOME (EXPENSES):
Interest income	385	16	20,501	420
Interest expense	(239,337)	(36,564)	(682,121)	(101,097)
Other income (expense)	(10,273)	2,217	(12,046)	3,567
Total Other Expenses	(249,225)	(34,331)	(673,666)	(97,110)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	1,090,817	(39,327)	2,523,088	1,912,106
PROVISION FOR INCOME TAXES	11,220	0	11,220	0
NET INCOME (LOSS)	1,079,597	(39,327)	2,511,868	1,912,106
COMPREHENSIVE INCOME:
NET INCOME (LOSS)	1,079,597	(39,327)	2,511,868	1,912,106
OTHER COMPREHENSIVE INCOME:
Unrealized foreign currency translation gain	404,437	397,430	1,184,012	445,486
COMPREHENSIVE INCOME	$ 1,484,034	$ 358,103	$ 3,695,880	$ 2,357,592
EARNINGS PER SHARES:
Basic and diluted	$ 0.08	$ 0	$ 0.18	$ 0.15
WEIGHTED AVERAGE NUMBER OF SHARES:
Basic and diluted	13,800,000	12,800,000	13,649,817	12,800,000

Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Net income	$ 2,511,868	$ 1,912,106
Adjustments to reconcile net income to net cash Used in operating activities:
Depreciation	390,478	320,976
Amortization of land use rights	61,181	52,331
Changes in operating assets and liabilities:
Accounts receivable	(4,230,796)	7,497,100
Prepaid taxes	447,639	815,220
Inventories	(5,012,278)	8,061,248
Prepaid and other current assets	(611,065)	(418,427)
Advance payments to suppliers	(13,449,200)	0
Accounts payable	(2,696,667)	316,972
Other payable	29,479	(8,958)
VAT and service taxes payable	665,085	503,640
Advances from customers	3,975,068	(25,990,252)
NET CASH USED IN OPERATING ACTIVITIES	(17,919,208)	(6,938,044)
CASH FLOWS FROM INVESTING ACTIVITIES:
Receipt from collections of loans receivable	3,074,080	17,604,600
Increase in loan receivable	0	(5,868,200)
Investments in related party company	(153,704)	0
Purchase of property and equipment	(315,611)	(105,770)
Purchase of land use rights	(153,704)	(246,934)
NET CASH PROVIDED BY INVESTING ACTIVITIES	2,451,061	11,383,696
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable	40,270,458	1,467,050
Proceeds from capital contribution	3,074,081	0
Payments of loans payable	(26,437,094)	0
Payments to related party advances	(125,955)	0
Proceeds from related party advances	0	1,070,284
NET CASH PROVIDED BY FINANCING ACTIVITIES	16,781,490	2,537,334
EFFECT OF EXCHANGE RATE ON CASH	443,579	222,676
NET INCREASE IN CASH	1,756,922	7,205,662
CASH - beginning of period	12,867,137	4,783,680
CASH - end of the period	14,624,059	11,989,342
Cash paid for:
Interest	682,121	101,097
Income taxes	0	0
Non-cash investing and fiancing activites:
Receipt of inventory to offset loan receivable	3,074,081	2,003,040
Receipt of biological assets to offset accounts receivable	318,283	0
Acquisition of property and related land use right and construction in progress for payable	$ 13,678,220	$ 0

Organization and Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
NOTE 1 –	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

GSP-2, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on December 31, 2009 as a blank check development stage company formed for the purpose of acquiring an operating business, through a merger, stock exchange, asset acquisition or similar business combination. On February 11, 2011, the Company completed the reverse acquisition of Shiny Gold Holdings Limited (“Shiny Gold”) through a share exchange transaction (the “Share Exchange”) whereby the Company acquired all of the issued and outstanding ordinary shares of Shiny Gold in exchange for 12,800,000 shares of our common stock, which shares constituted approximately 92.8% of our issued and outstanding shares, as of and immediately after the consummation of the Share Exchange.  As a result of the Share Exchange, Shiny Gold became the Company’s wholly owned subsidiary and the former shareholders of Shiny Gold became the Company’s controlling stockholders.  The Share Exchange was treated as a reverse acquisition, with Shiny Gold as the acquirer and the Company as the acquired party. Through its affiliated companies and subsidiaries, the Company is now a China-based agriculture company which engages in research and genetic development of corn seed, cultivation, production, purchasing, storage, and distribution of corn and other agriculture products. The Company sells high quality agricultural products as raw materials for commercial livestock feeding and other renewable energy uses.

Shiny Gold was formed under the laws of the British Virgin Islands on May 20, 2010.  Shiny Gold owns all of the share capital of Heng Chang HK Produce (HK) Investments, Ltd., a Hong Kong company (“Heng Chang HK”).  Heng Chang HK owns all of the share capital of Siping Hengchang Business Consultants Co., Ltd. (“Hengchang Business Consultants”), a wholly foreign owned enterprise located in the PRC.  On February 10, 2011, Hengchang Business Consultants entered into a series of agreements (the “Contractual Arrangements”) with each of Jilin Hengchang Agriculture Development Co., Ltd. (“Hengchang Agriculture”) and Jilin Hengjiu Grain Purchase and Storage Co., Ltd. (“Hengjiu”)  (together, the “Operating Companies”) and their respective shareholders. The following is a summary of each of the Contractual Arrangements:

●
Exclusive Business Cooperation Agreement.  Pursuant to the Exclusive Business Cooperation Agreement between the Operating Companies and Hengchang Business Consultants, Hengchang Business Consultants provides the Operating Companies with exclusive technical, consulting and other services in relation to the principal business of the Operating Companies. In consideration, the Operating Companies pay Hengchang Business Consultants fees equal to 100% of the Operating Companies’ net income, subject to certain adjustments.

●
Shareholders’ Equity Interest Pledge Agreement.  Pursuant to the Shareholders’ Equity Interest Pledge Agreement between Hengchang Business Consultants, the Operating Companies and the shareholders of the Operating Companies, the Operating Companies’ shareholders agreed to pledge all of their current and future equity interests in the Operating Companies as security for payment of the consulting and service fees by the Operating Companies under the Exclusive Business Cooperation Agreement.

●
Exclusive Option Agreement.  Under the Exclusive Option Agreement between Hengchang Business Consultants, the Operating Companies and the shareholders of the Operating Companies, the Operating Companies shareholders granted to Hengchang Business Consultants an irrevocable and exclusive right to purchase, or designate one or more persons to purchase all or part of the equity interest held by the shareholders in the Operating Companies to the extent that such purchase does not violate any PRC law or regulations then in effect.  Hengchang Business Consultants and the Operating Companies shareholders shall enter into further agreements based on the circumstances of the exercise of the option, including price.

●
Power of Attorney.  Under the Power of Attorney executed by the shareholders of the Operating Companies, the Operating Companies’ shareholders irrevocably and exclusively appointed Hengchang Business Consultants as their exclusive agent with respect to all matters concerning the shareholders, including but not limited to: 1) attending the Operating Companies’ shareholder meetings; 2) exercising all of the shareholders’ rights and voting rights; and 3) designating and appointing on behalf of the shareholders the legal representative, executive director and other senior management members of the Operating Companies.

Hengchang Agriculture is a Chinese limited liability company and was formed under laws of the People’s Republic of China (the “PRC”) on September 9, 2004 under the name of Jilin Hengchang Foodstuff Purchasing and Storage Co. Ltd. (“Hengchang Purchasing”) with registered capital of RMB 5.0 million (approximately $729,000). On August 12, 2010, pursuant to the Limited Liability Corporation Modification Registration Application filed with the Siping City Administration for Industry & Commerce, Hengchang Purchasing’s name was changed to Hengchang Agriculture.  Hengchang Agriculture is primarily engaged in the business of development, purchasing and distribution of agricultural products including corn, soybean, and crop seeds.  .

Hengjiu is a PRC limited liability company formed under laws of the PRC on August 10, 2009 with a registered capital of RMB 1.0 million (approximately $146,000).  In July 2011, the registered capital of Hengjiu was increased from RMB 1.0 million (approximately $146,000) to RMB 21.0 million (approximately $3.1 million). The increased registered capital was contributed from Yushan Wei, Chief Executive Officer and Chairman of the Company, and Yufeng Wei, Chief Operating Officer of the Company, for RMB 10.7 million (approximately $1.6 million) and RMB 10.0 million (approximately $1.5 million), respectively. Hengjiu is primarily engaged in the grain storage business.

Hengchang Agriculture’s Chairman of the Board of Directors and 52% majority shareholder, Mr. Yushan Wei is also Hengjiu’s Chairman of the Board of Directors and principal shareholder. Almost all of Hengjiu’s assets are used in Hengchang’s business operations and controlled and managed by Mr. Wei. Shiny Gold controls and receives the economic benefits of the Operating Companies’ business operations through the Contractual Arrangements, but does not own any equity interests in the Operating Companies.  In addition, as a result of the Contractual Arrangements, the Operating Companies are deemed to be Shiny Gold’s variable interest entities and, accordingly, Shiny Gold consolidates the Operating Companies’ results, assets and liabilities into its financial statements.

Basis of presentation

Management acknowledges its responsibility for the preparation of the accompanying financial statements which reflect all adjustments, consisting of normal recurring adjustments, considered necessary in its opinion for a fair statement of its financial position and the results of its operations for the years presented. The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). This basis differs from that used in the statutory accounts of our subsidiaries in China, which were prepared in accordance with the accounting principles and relevant financial regulations applicable to enterprises in the PRC. All necessary adjustments have been made to present the financial statements in accordance with U.S. GAAP.

The Company’s consolidated financial statements include the accounts of its affiliate, Hengjiu, which is under common control with Hengchang Agriculture. All significant intercompany accounts and transactions have been eliminated in consolidation. These consolidated financial statements should be read in conjunction with the summary of significant accounting policies and notes to consolidated financial statements included in the Company’s Form 8K/A report for the year ended December 31, 2010.

The accompanying unaudited condensed consolidated financial statements for GSP-2, Inc., its subsidiaries and variable interest entities, have been prepared in accordance with accounting principles generally accepted in the United States of America (the “U.S.”) for interim financial information and with the instructions to Form 10-Q and Article 8-03 of Regulation S-X. Operating results for interim periods are not necessarily indicative of results that may be expected for the fiscal year as a whole.

The Company’s consolidated financial statements include the financial statements of its wholly-owned subsidiaries, Shiny Gold, Heng Chang HK and Hengchang Business Consultants, as well as the financial statements of Hengchang Agriculture and Hengjiu.  All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, expenses, and the related disclosures at the date of the financial statements and during the reporting period. Actual results could materially differ from these estimates.

Fair value of financial instruments

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other then quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, accounts receivable, accounts payable and accrued expenses, and amounts due to related parties approximate their fair market value based on the short-term maturity of these instruments. The Company did not identify any non-financial assets or liabilities that are required to be presented on the consolidated balance sheets at fair value in accordance with the accounting guidance.

ASC 825-10 “Financial Instruments”, allows entities to voluntarily choose to measure certain financial assets and liabilities at fair value (fair value option). The fair value option may be elected on an instrument-by-instrument basis and is irrevocable, unless a new election date occurs. If the fair value option is elected for an instrument, unrealized gains and losses for that instrument should be reported in earnings at each subsequent reporting date. The Company did not elect to apply the fair value option to any outstanding instruments.

Cash and cash equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. The Company maintains cash and cash equivalents with various financial institutions in the PRC. Balances in banks in the PRC are uninsured.

Concentrations of credit risk

The Company's operations are carried out in the PRC. Accordingly, the Company's business, financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC's economy. The Company's operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Company's results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivable. All of the Company’s cash is maintained with state-owned banks within the PRC of which no deposits are covered by insurance. The Company has not experienced any losses in such accounts and believes it is not exposed to any risks on its cash in bank accounts. A significant portion of the Company's sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas; however, concentrations of credit risk with respect to trade accounts receivables is limited due to generally short payment terms.  The Company also performs ongoing credit evaluations of its customers to help further reduce credit risk.

Accounts receivable

Accounts receivable are presented net of an allowance for doubtful accounts. The Company maintains allowances for doubtful accounts for estimated losses. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current credit-worthiness and current economic trends. Accounts are written off after exhaustive efforts at collection. At September 30, 2011 and December 31, 2010, the Company does not, based on a review of its outstanding balances, have any allowance for doubtful accounts.

Advance payments to suppliers

Advance payments  to suppliers represent the cash paid in advance for purchasing of inventory items from suppliers. The advance payments are meant to ensure preferential pricing and delivery. The amounts advanced under such arrangements totaled $13,668,130 and $0 at September 30, 2011 and December 31, 2010, respectively.

Inventories

Inventories, consisting of raw materials and finished goods, which primarily consists of corn are stated at the lower of cost or market utilizing the weighted average method. An allowance is established when management determines that certain inventories may not be saleable. If inventory costs exceed expected market value due to obsolescence or quantities in excess of expected demand, the Company will record reserves for the difference between the cost and the market value. The Company does not have any inventory reserve at September 30, 2011 and December 31, 2010.

Biological assets

Biological assets are purchased male and female lines of parent corn seeds for cross-pollinating. Management believes the parent will produce seed products which when sold to their customers, will allow the Company’s customers to grow faster and better quality crops.  The Company has contracted to have a third party using the purchased parent corn seeds to grow hybrid seed products.  The costs to purchase and ship these seeds to the third party are capitalized as biological assets until they become commercially viable. The third party is responsible for growing hybrid seed products and all other costs including labor to cultivate the seedlings, fertilizer and other products used to grow the seedlings and resulting plants and sell the hybrid seed products to the Company at harvest. The cost of the parent corn seeds and the cost of purchasing the hybrid seed products will be allocated into inventory when the Company receives the commercially viable seed products. If management determines that biological assets are not growing in accordance to desired results, at such time, management impairs the biological assets to the extent that desired results are not achieved. As of September 30, 2011 and December 31, 2010, the biological assets were $323,464 and $0, respectively.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. Additions and major replacements and improvements to plant and equipment accounts are recorded at cost. The cost of repairs and maintenance is expensed as incurred.  When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the year of disposition. The Company examines the possibility of decreases in the value of fixed assets when events or changes in circumstances reflect the fact that their recorded value may not be recoverable. Included in property and equipment is construction-in-progress which consists of leasehold improvements and equipment  pending installation and includes the costs of construction and installation and any interest charges arising from borrowings used to finance these assets during the period of construction or installation. No provision for depreciation is made on construction-in-progress until such time as the relevant assets are completed and ready for their intended use. Depreciation is computed using the straight-line method (after taking into account their respective estimated residual value) over the estimated useful lives of the assets. The estimated useful lives of the assets are as follows:

	Useful Life	Residual
Buildings and building improvements	8 – 20 Years	5%
Manufacturing equipment	5 – 10 Years	5%
Office equipment and furniture	4 – 10 Years	5%
Vehicles	4 – 10 Years	5%

Land use rights, net

All land in the PRC is owned by the PRC government and cannot be sold to any individual or company. The Company has recorded the amounts paid to the PRC government to acquire long-term interests to utilize land underlying the Company’s facilities as land use rights. This type of arrangement is common for the use of land in the PRC. Land use rights are amortized on the straight-line method over the terms of the land use rights.

Impairment of long-lived assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable, or at least annually. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company did not record any impairment charges for the period ended September 30, 2011 and 2010.
Income taxes

The Company is governed by the Income Tax Law of the People’s Republic of China.  The Company accounts for income taxes using the liability method prescribed by ASC 740 “Income Taxes”. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

Pursuant to accounting standards related to the accounting for uncertainty in income taxes, the evaluation of a tax position is a two-step process. The first step is to determine whether it is more likely than not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likelihood of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. The accounting standard also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures, and transition.

Advances from customers

Advances from customers consist of prepayments from customers for merchandise that had not yet been shipped. The Company recognizes the deposits as revenue as customers take delivery of the goods, in accordance with its revenue recognition policy.  At September 30, 2011 and December 31, 2010, advances from customers amounted to $12,258,470 and $ 7,957,658 respectively.

Revenue recognition

Pursuant to the guidance of ASC Topic 605 and ASC Topic 360, the Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the purchase price is fixed or determinable and collectability is reasonably assured. The Company derives its revenue primarily from the sale of corn crop, soybean crop and branded corn seeds. The sales price of product sold is stated in the sales contract and is final and not subject to adjustment. The Company generally does not accept sales returns and does not provide customers with price protection. The Company assesses a customer’s creditworthiness before accepting sales orders. Based on the above, the Company records revenue related to product sales upon delivery of the product to the customers.

Shipping costs

Shipping costs are included in selling expenses and totaled $94,746 and $28,583 for the three months ended September 30, 2011 and 2010, respectively,  and $203,474 and $2,314,292 for the nine months ended September 30, 2011 and 2010, respectively.

Variable Interest Entities

Pursuant to Accounting Standards Codification, we are required to include in our consolidated financial statements the financial statements of variable interest entities (“VIEs”).  The accounting standards require a VIE to be consolidated by a company if that company is subject to a majority of the risk of loss for the VIE or is entitled to receive a majority of the VIE’s residual returns. VIEs are those entities in which we, through contractual arrangements, bear the risk of, and enjoy the rewards normally associated with ownership of the entity, and therefore we are the primary beneficiary of the entity. The Hengchang Agriculture and Hengjiu are considered VIEs, and we are the primary beneficiary.

Foreign currency translation

The reporting currency of the Company is the U.S. dollar. The functional currency of the Company is the local currency, the Chinese Renminbi (“RMB”). Results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. Translation adjustments resulting from the process of translating the local currency financial statements into U.S. dollars are included in determining comprehensive income.   Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. All of the Company’s revenue transactions are transacted in the functional currency. The Company does not enter any material transaction in foreign currencies and accordingly, transaction gains or losses have not had, and are not expected to have, a material effect on the results of operations of the Company.

Asset and liability accounts at September 30, 2011 and December 31, 2010 were translated at 6.4018 RMB to $1.00 and at 6.6118 RMB to $1.00, respectively. Equity accounts were stated at their historical rate. The average translation rates applied to the statements of income for the periods ended September 30, 2011 and 2010 were 6.50601 RMB and 6.8164 RMB to $1.00, respectively. Cash flows from the Company's operations are calculated based upon the local currencies using the average translation rate. As a result, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Accumulated other comprehensive income

Comprehensive income is comprised of net income and all changes to the statements of stockholders' equity, except those due to investments by stockholders, changes in paid-in capital and distributions to stockholders. For the periods ended September 30, 2011 and 2010, comprehensive income includes net income and unrealized gains from foreign currency translation adjustments.

Related parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests.

Reclassification

Certain prior year general and administrative expenses were reclassified as cost of revenues to confirm to the current year presentation. These changes had no impact on the total revenues, operating income, net income, earnings (loss) per share or the balance sheet.

Income per share of common stock

ASC 260 “Earnings Per Share,” requires dual presentation of basic and diluted earnings per share (“EPS”) with a reconciliation of the numerator and denominator of the basic EPS computation to the numerator and denominator of the diluted EPS computation. Basic EPS excludes dilution. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the entity.

Basic net income per share is computed by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income per share is computed by dividing net income by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period. Potentially dilutive common shares consist of common shares issuable upon the conversion of series A preferred stock (using the if-converted method) and common stock warrants (using the treasury stock method).  The following table presents a reconciliation of basic and diluted net income per share:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2011	2010	2011	2010
Net income available to common shareholders for basic and diluted net income per common share	$1,079,597	$(39,327)	$2,511,868	$1,912,106

Weighted average common shares outstanding –basic and diluted	13,800,000	12,800,000	13,649,817	12,800,000

Net income per common share – basic and diluted	$0.08	$0.00	$0.18	$0.15

For purposes of determining whether a post-balance sheet event should be evaluated to determine whether it has an effect on the financial statements for the period ending September 30, 2011, subsequent events were evaluated by the Company as of the date on which the unaudited consolidated financial statements were issued.

Recent accounting pronouncements

In September 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2010-25, Plan Accounting—Defined Contribution Pension Plans (Topic 962): Reporting Loans to Participants by Defined Contribution Pension Plans (“ASU 2010-25”). ASU 2010-25 clarifies how loans to participants should be classified and measured by defined contribution plans and how IFRS compare to these provisions. The amendments in this update are effective for fiscal years ending after December 15 2010. The Company’s adoption of ASU 2010-25 did not have material impact on the Company’s consolidated financial statements.

In December 2010, FASB issued ASU 2010-28, Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts (“ASU 2010-28”). ASU 2010-28 modified Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. For public entities, the amendments in the ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The Company does not expect that the adoption of ASU 2010-28 will have a material impact on the Company’s consolidated financial statements.

In December 2010, FASB issued ASU 2010-29, Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations (“ASU 2010-29”). ASU 2010-29 specifies that, if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. ASU 2010-29 is effective prospectively for business combinations where the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The Company does not expect that the adoption of ASU 2010-29 will have a material impact on the Company’s consolidated financial statements.

In January 2011, FASB issued ASU 2011-01, Receivables (“Topic 310”) - Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20 (“ASU 11-01”).  ASU 11-01 temporarily deferred the effective date for disclosures related to troubled debt restructurings (“TDRs”) to coincide with the effective date of the ASU, discussed below, related to troubled debt restructurings.

In April 2011, FASB issued ASU 2011-02, Receivables (“Topic 310”) - A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring (“ASU 11-02”).  ASU 11-02 amends the content in ASC 310 related to identifying TDRs and effectively nullifies ASU 2011-01. This ASU removes the deferral of the TDR disclosure requirements of ASU 2010-20 for public entities and thus establishes the effective date for those disclosures.  ASU 2011-02 is effective for the first interim or annual period beginning on or after June 15, 2011, and is to be applied retrospectively to modifications occurring on or after the beginning of the fiscal year of adoption. Early adoption is permitted.   The Company does not expect that the adoption of ASU 11-02 will have a material impact on the Company’s financial position, results of operations, or cash flows.

In May 2011, FASB issued amendments to the FASB Accounting Standard Codification (ASC) relating to fair value measurements, ASU 2011-04,  Fair Value Measurement, ASC Topic 820. The amendments clarify the application of existing fair value measurement requirements and results in common measurement and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (IFRS). The Company will apply these amendments prospectively beginning in the first quarter of fiscal 2012. Management does not believe that the adoption of this ASU will have a material impact on the Company’s financial position, results of operations, or cash flows.

In June 2011, FASB issued ASU No. 2011-05, Comprehensive Income (ASC Topic 220). This amendment gives an entity two options to present the total of comprehensive income, the components of net income, and the components of other comprehensive income. An entity can elect to present comprehensive income in either (1) a single continuous statement of comprehensive income, or (2) in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The Company will apply this amendment beginning in the first quarter of 2012. Management does not believe that the adoption of this ASU will have a material impact on the Company’s financial position, results of operations, or cash flows.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption.

Accounts Receivable	9 Months Ended
Sep. 30, 2011
Accounts Receivable Additional Disclosures [Abstract]
Trade and Other Accounts Receivable, Policy [Policy Text Block]
NOTE 2 – ACCOUNTS RECEIVABLE
At September 30, 2011 and December 31, 2010, accounts receivable consisted of the following:

	September 30, 2011	December 31, 2010
	(Unaudited)
Accounts receivable	$20,105,837	$15,617,336
Less: allowance for doubtful accounts	-	-
	$20,105,837	$15,617,336

Included in accounts receivable is $15,218,375 and $14,738,043 at September 30, 2011 and December 31, 2010 which is due from Defeng Seed Co., Ltd. (“Defeng”) (see Note 17).  These receivables are collateralized by equity interests in Defeng.   At September 30, 2011 and December 31, 2010, the Company does not, based on a review of its outstanding balances, have any allowance for doubtful accounts.

Inventories	9 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 3 - INVENTORIES

At September 30, 2011 and December 31, 2010, inventories consisted of the following:

	September 30, 2011	December 31, 2010
	(Unaudited)
Packaging materials	$140,689	$46,810
Finished goods	14,801,766	6,464,076
	14,942,455	6,510,886
Less: reserve for obsolete inventory	-	-
	$14,942,455	$6,510,886

Loan Receivable	9 Months Ended
Sep. 30, 2011
Loans Receivable [Abstract]
Loans Receivable Disclosure [Text Block]
NOTE 4 – LOAN RECEIVABLE

Loan receivable consisted of non-interest bearing loans to a third-party individual who has a personal relationship with the Company’s chief executive officer. These loans are unsecured and generally have no specific repayments terms. The Company has collected the loan receivable in full through inventory and cash collections during the nine months ended September 30, 2011. At September 30, 2011 and December 31, 2010, loans receivable consisted of the following:

	September 30, 2011	December 31, 2010
	(Unaudited)
Zhuang Weizhou	$-	$6,049,790

Advance Payments to Suppliers	9 Months Ended
Sep. 30, 2011
Advance Payments To Suppliers [Abstract]
Advance Payments To Suppliers [Text Block]
NOTE 5 – ADVANCE PAYMENTS TO SUPPLIERS

Advance payments to suppliers represent the cash paid in advance for purchasing of inventory items from suppliers. The advance payments are meant to ensure preferential pricing and delivery. At September 30, 2011 and December 31, 2010, advance payments to suppliers consisted of the following:

	September 30, 2011	December 31, 2010
	(Unaudited)
Advance payments to corn suppliers	$6,464,155	$-
Advance payments to corn seed suppliers	7,185,479	-
Other	18,496	-
	$13,668,130	$-

Property and Equipment	9 Months Ended
Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 - PROPERTY AND EQUIPMENT

At September 30, 2011 and December 31, 2010, property and equipment consist of the following:

		September 30,	December 31,
		2011	2010
	Useful Life	(Unaudited)
Office equipment and furniture	4-10 Years	$38,017	$35,282
Manufacturing equipment	5 - 10 Years	703,659	207,375
Vehicles	4 - 10 Years	1,175,336	840,002

Construction in progress	-	3,592,611	3,177,752
Buildings and building improvements	8 - 20 Years	8,587,068	5,419,283
		14,096,691	9,679,694
Less: accumulated depreciation		(1,319,161)	(893,033)
		$12,777,530	$8,786,661

For the nine months ended September 30, 2011 and 2010, depreciation expense amounted to $390,478 and $320,976, of which $321,824 and $247,090 is included in cost of sales, respectively.  For the three months ended September 30, 2011 and 2010, depreciation expense amounted to $154,492 and $117,465, of which $128,192 and $94,417 is included in cost of sales, respectively.

The Company entered into a construction agreement to construct a grain storage facility (“Grain Storage Construction”) in 2010. Upon completion of the construction in progress, the assets will be classified to its respective property and equipment category. Future payments under the Grain Storage Construction agreement amounted to $2,602,958. The Company expects to complete the construction in early 2012.

The Company signed an asset transfer agreement to purchase Jiling National Agriculture Technology Demonstration Park (“Demonstration Park”) for RMB 87 million (approximately $13.6 million) in March 2011 and the assets were fully transferred in August 2011. Included in the purchase price, approximately 22.2 million RMB (approximately $3.5 million) was related to the property and equipment and RMB 64.8 million was related to the land use rights (approximately $10.1 million).

Investment in Related Party Company	9 Months Ended
Sep. 30, 2011
Investment In Related Party Company [Abstract]
Investment In Related Party Company [Text Block]
NOTE 7-  INVESTMENT IN RELATED PARTY COMPANY

Mr. Yushan Wei, Mr. Yufeng Wei and Hengchang Agriculture formed a PRC limited company, Jiling Hengchang Fertilizer Co., Ltd. (“Henghcang Fertilizer”), under laws of the PRC on July 11, 2011 with a registered capital RMB 5.0 million (approximately $0.8 million). Mr. Yushan Wei, Mr. Yufeng Wei, and Hengchang Agriculture contributed RMB 2.1 million (approximately $323,000), RMB 1.9 million (approximately $292,000) and RMB 1.0 million (approximately $156,000), respectively, to Hengchang Fertilizer as registered capital.   As of September 30, 2011, Hengchang Fertilizer did not have any operations. The investment in Hengchang Fertilizer is recorded at cost on the accompanying balance sheet. Hengchang Agriculture intends to acquire 100% of the ownership in Hengchang Fertilizer by December 31, 2011.

Land Use Rights	9 Months Ended
Sep. 30, 2011
Land Use Rights [Abstract]
Land Use Rights [Text Block]
NOTE 8 – LAND USE RIGHTS

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. In 2009, the Company acquired land use rights for approximately $2,165,000 for 123,000 square meters located in Gongzhuling, Jilin, China. The Company is currently developing this land and constructing a grain storage and logistics center. In connection with the Demonstration Park purchase (see Note 6) in 2011, the Company obtained land use rights for approximately $10.1 million for 180,000 square meters located in Gongzhuling, Jilin, China. The Company’s land use rights have terms that expire in January 2058 through September 2061. The Company amortizes these land use rights over the term of the respective land use rights. The lease agreement does not have any renewal options.

At September 30, 2011 and December 31, 2010, land use rights consist of the following:

		September 30, 2011	December 31, 2010
	Useful Life	(Unaudited)
Land use rights	50 years	$13,142,611	$2,773,279
Less: accumulated amortization		(164,707)	(99,273)
		$12,977,904	$2,674,006

Amortization of land use rights attributable to future periods is as follows:

Twelve months ending September 30:
2012	$262,852
2013	262,852
2014	262,852
2015	262,852
2016	262,852
Thereafter	11,663,644
$12,977,904

For the nine months ended September 30, 2011 and 2010, amortization expense amounted to $61,181 and $52,331, respectively.  For the three months ended September 30, 2011 and 2010, amortization expense amounted to $31,740 and $4,655, respectively.

Advances From Customers	9 Months Ended
Sep. 30, 2011
Advances From Customers [Abstract]
Advances From Customers [Text Block]
NOTE 9 –	ADVANCES FROM CUSTOMERS

At September 30, 2011 and December 31, 2010, advances from customers consisted of the following:

	September 30, 2011 (Unaudited)	December 31, 2010
Guangxi Zhuang Autonomous Region National Liuzhou Grain Repository	$9,361,385	$553,902
Nanning Grain Repository	-	7,251,012
Zhejiang Xinxin Feed Co., Ltd.	2,215,361	-
Xiamen Kangxi Group Co., Ltd.	296,885
Others	384,837	152,744
Total	$12,258,470	$7,957,658

Related Party Transactions	9 Months Ended
Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 10 –	RELATED PARTY TRANSACTIONS

Due to related party

At September 30, 2011 and December 31, 2010, due to related parties consisted of the following:

	September 30, 2011 (Unaudited)	December 31, 2010
Hengchang Fertilizer	$781,030	$-

Wei Yushan (majority shareholder and chief executive officer)	3,307,234	4,222,574

Total	$4,088,264	$4,222,574

From time to time, the Company’s chief executive officer advanced funds to the Company for working capital purposes.  These advances are non-interest bearing, unsecured and payable on demand. Hengchang Fertilizer advanced funds to the Company for working capital purposes, and the Company expects to repay the payable amount to Hengchang Fertilizer in full by December 2011.

Loan Payable	9 Months Ended
Sep. 30, 2011
Loan Payable [Abstract]
Loan Payable Disclosure [Text Block]
NOTE11 –	LOANS PAYABLE

At September 30, 2011 and December 31, 2010, loans payable consisted of the following:

	September 30, 2011 (Unaudited)	December 31, 2010
Loan payable to Jilin Gongzhuling Rural Cooperative Bank, due on October 27, 2012 with annual interest at the banks base interest rate plus 80% (10.5 % at December 31, 2010 ) secured by assets of the Company.	$-	$1,512,447

Loan payable to Jilin Gongzhuling Rural Cooperative Bank Nanweizi Branch, due on July, 2012 with annual interest at the banks base interest rate plus 50% (9.84% at September 30, 2011) secured by assets of the Company.	3,124,122	-

Loan payable to China Construction Bank, due in April 2012 with annual interest at the banks base interest rate plus 30% (8.53% at September 30, 2011 ) secured by assets of the Company.	12,496,485	-

	$15,620,607	$1,512,447

The Company has a credit line facility with the availability to borrow up to RMB 20 million (approximately $3.1 million) through February 2014 with Jilin Gongzhuling Rural Cooperative Bank Nanweizi Branch (the “Cooperative  Line”). Under the Cooperative Line, each borrowing cannot be less than RMB 5.0 million (approximately $0.8 million) and the loan cannot be repaid within 120 days or outstanding for longer than 12 months. The Company also has a credit line facility with the availability to borrow up to RMB 80 million (approximately $12.5 million) through April 2012 with China Construction Bank. At September 30, 2011, the Company has drawn the maximum amount available under the two credit line facilities.

Facility and Land Use Rights Payable	9 Months Ended
Sep. 30, 2011
Facility and Land Use Rights Payable [Abstract]
Facility and Land Use Rights Payable [Text Block]
NOTE 12 – FACILITY AND LAND USE RIGHTS PAYABLE

At September 30, 2011, facility and land use rights payable was related to the Grain Storage Construction and Demonstration Park purchase (Note 6). In according to the construction process, accrued payable under the Grain Storage Construction amounted to $2,443,382. The Company expects to pay for the Grain Storage Construction in full after its completion in early 2011. The payable amount related to the Demonstration Park agreement was $13,590,261. Accordingly to the Demonstration Park agreement, the Company was obligated to pay the purchase price in October 2011. The Company has obtained a verbal agreement with the seller to extend the payment date to December 2011.

Income Taxes	9 Months Ended
Sep. 30, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 13 – INCOME TAXES

The Company accounts for income taxes pursuant to the accounting standards that requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and the tax basis of assets and liabilities, and for the expected future tax benefit to be derived from tax losses and tax credit carryforwards.  Additionally, the accounting standards require the establishment of a valuation allowance to reflect the likelihood of realization of deferred tax assets. Realization of deferred tax assets is dependent upon future earnings, if any, of which the timing and amount are uncertain.

Under the Income Tax Laws of PRC, Chinese companies are generally subject to an income tax at an effective rate of 25%, on income reported in the statutory financial statements after appropriate tax adjustments. The PRC local government has provided various incentives to companies in order to encourage economic development. Such incentives include reduced tax rates and other measures. Hengjiu is not subject to any tax incentives. Hengchang Agriculture has a status as an agricultural preliminary processor pursuant to the PRC tax code, and Hengchang Agriculture is exempt from income tax.

The table below summarizes the reconciliation of the Company’s unaudited income tax provision (benefit) computed at the China statutory rate and the actual tax provision:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2011	2010	2011	2010
Income tax provision at China statutory rate of 25%	$304,983	$-	$713,420	$478,027
Permanent difference - China tax exemption	(293,763)	-	(702,200)	(478,027)
Total provision for income tax	$11,220	$-	$11,220	$-
Basic and diluted net income per share effect	$0.02	$0.00	$0.04	$0.04

Stockholders' Equity	9 Months Ended
Sep. 30, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 14 – STOCKHOLDERS’ EQUITY

Recapitalization

On February 11, 2011, pursuant to a Share Exchange Agreement (See Note 1), the Company issued 12,800,000 ordinary shares to the shareholders of Shiny Gold, their designees or assigns in exchange for all of the issued and outstanding capital stock of Shiny Gold. Following the Share Exchange, there are 13,800,000 Ordinary Shares of the Company issued and outstanding.

Statutory Reserves	9 Months Ended
Sep. 30, 2011
Statutory Reserves [Abstract]
Statutory Reserves [Text Block]
NOTE 15 – STATUTORY RESERVES

The Company is required to make appropriations to reserve funds, comprising the statutory surplus reserve, statutory public welfare fund and discretionary surplus reserve, based on after-tax net income determined in accordance with PRC Corporation Law. Appropriation to the statutory surplus reserve should be at least 10% of the after tax net income determined in accordance with the PRC Company Law until the reserve is equal to 50% of the entities’ registered capital or members’ equity. Hengchang Agriculture did not make any such appropriation for the nine months ended September 30, 2011 and 2010 since the reserve balance as of December 31, 2009 reached 50% of its registered capital. Hengjiu made $4,488 and $0 as statutory reserves for the nine months ended September 30, 2011 and 2010, respectively. The accumulated balance of the statutory reserve of the Company as of September 30, 2011 and December 31, 2010 was $347,445 and $342,957, respectively.

In accordance with the PRC laws and regulations, the Company is restricted in their ability to transfer a portion of its net assets to the Company’s owner in the form of dividends. This portion $347,445 and $342,957 as of September 30, 2011 and December 31, 2010, respectively, represents the accumulated balance of statutory reserve maintained by the Company.

Concentration and Credit Risks	9 Months Ended
Sep. 30, 2011
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
NOTE 16 – CONCENTRATION AND CREDIT RISKS

As of September 30, 2011 and December 31, 2010, the Company held cash in the PRC banks of $14,624,060 and $12,867,137, respectively that is uninsured by the government authority. To limit exposure to credit risk relating to deposits, the Company primarily place cash deposits only with financial institutions in the PRC with acceptable credit rating.

The Company’s operations are carried out in the PRC. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. The business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

Customers

Three customers and two customers accounted for approximately 100% of the Company’s revenue during the three months periods ended September 30, 2011 and 2010. Three customers and two customers accounted approximately 100% of the Company’s revenue during the nine month periods ended September 30, 2011 and 2010. At September 30, 2011 and December 31, 2010, these customers represented 24.3% and 0% of the Company's total accounts receivable as of September 30, 2011 and December 31, 2010, respectively.

Suppliers

Four suppliers accounted approximately for 84.8% and 76.9% during the three month and nine month periods ended September 30, 2011 respectively, the Company’s purchases. The Company did not have any supplier accounted for more than 10% of its total purchase during the three month and nine month periods ended September 30, 2010. The Company did not have accounts payable as of September 30, 2011 and December 31, 2010 to these suppliers.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 17 – COMMITMENETS AND CONTINGENCIES

Agreement

On January 31, 2011, the Company entered into an agreement with the shareholders of Jilin Defeng Seed Co, Ltd. (“Defeng”), a Chinese limited liability company formed under laws of the PRC on September 29, 2003.  Pursuant to the Agreement, within 12 months after the execution of this Agreement, the Company shall have the option to purchase a 70% equity interest in Defeng through the issuance of additional shares of stock of Defeng, and the shareholders of Defeng will retain a 30% equity interest in Defeng.  Within 12 months after the execution of this Agreement, if the Company exercises its option to purchase the 70% equity interest in Defeng, it shall contribute certain land use right and real property rights related to the land locating at the east of 7th  Road of the Linxi Development Zone, the total value of which are approximately 40,000,000 RMB (approximately $5,800,000), and 30,000,000 RMB (approximately $4,400,000) in cash as its investment into Defeng.  The shareholders of Defeng shall use Defeng’s existing fixed assets and intangible assets (including but not limited to Seed Property Rights, Operating Rights and Sales Network), the total value of which are approximately 30,000,000 RMB (approximately $4,400,000) as its investment into Defeng.  The registered capital of Defeng is currently RMB 30,000,000 and the shareholders of Defeng hold 100% equity interest in Defeng. After the Company’s investment into Defeng, the total registered capital of Defeng will be increased up to RMB 100,000,000 (approximately $14,700,000) of which the Company and the shareholders of Defeng shall maintain 70% and 30% respectively.  Defeng is engaged in the production of crossbred corn and the wholesale sale of crop seeds.

In 2009, in accordance with a Seed Purchase Agreement between the Company and Defeng dated on April 5, 2009, the Company was entrusted by Defeng to plant main crop parental seeds. Under such arrangement, Defeng sells parental seeds to the Company at an agreed price; the Company arranges the planting of these seeds in accordance with plans formulated by Defeng and the Company sells all seeds produced to Defeng at an agreed price. Under PRC law, production of main crop parental seeds requires the Seed Production License, which may be obtained by the entity that entrusts the seeds production or the entity that is entrusted to conduct the production. Defeng has one Seed Production License. The Company entered into crop seed production contracts with local farmers. According to these contracts, the local farmers use the rented land to plant seeds and they provide all seeds planted and cultivated to the Company. The Company pays the local farmers contract fees and provides the local farmers with fertilizer and the parental seeds.

Cooperatives

In July 2011, seven PRC individuals and Hengchang Agriculture formed Jiling Hengchang Planting Specialty Cooperative (“Hengchang Planting”) in Jinling province, P.R.C. Hengchang Planting is an agricultural cooperative association owned by its member-growers for the purpose of pooling its member’s farming material purchases, providing and developing member’s farming equipments and technology, and selling members’ crop products.  The total registered capital of Hengchang Planting is RMB 1.0 million (approximately $154,000) and Hengchang Planting has not received the registered capital. Hengchang Agriculture will contribute to Hengchang Planting RMB 200,000 (approximately $31,000) as registered capital. Hengchang Planting did not have operations at September 30, 2011.

In July 2011, seven PRC individuals and Hengchang Agriculture formed Jiling Hengchang Mechanized Planting Specialty Cooperative (“Hengchang  Mechanized Planting”) in Jinling province, P.R.C. Hengchang Mechanized Planting is an agricultural cooperative association owned by its member-growers for the purpose of pooling its member’s farming material purchases and providing and developing member’s mechanized farming equipments and technology.  The total registered capital of Hengchang Mechanized Planting is RMB 2.0 million (approximately $308,000) and Hengchang Mechanized Planting has not received the registered capital. Hengchang Agriculture will contribute to Hengchang Planting RMB 600,000 (approximately $93,000) as registered capital. Hengchang Mechanized Planting did not have operations at September 30, 2011.

Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 18 – SUBSEQUENT EVENTS

The Company evaluates subsequent events for purposes of recognition or disclosure in the financial statements up through the date the financial statements are issued. No subsequent event items were identity after the date of these financial statements and through the date the financial statements were issued.